UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06669

Name of Fund: BlackRock Capital Appreciation Fund, Inc. (formerly BlackRock Fundamental
Growth Fund, Inc.)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock

Capital Appreciation Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)

BlackRock Fundamental Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks Shares Value
Air Freight & Logistics — 2.1%
United Parcel Service, Inc. , Class B 941,900 $ 59,113,644
Airlines — 2.8%
Delta Air Lines, Inc. (a)(b)	4,515,100	61,315,058
UAL Corp. (a)(b)	939,100	18,791,391
80,106,449
Beverages — 2.3%
The Coca-Cola Co. 1,262,300 64,882,220
Biotechnology — 1.7%
Amgen, Inc. (b) 944,800 48,921,744
Building Products — 0.5%
Masco Corp. 985,400 13,155,090
Chemicals — 0.8%
Ecolab, Inc. (a) 493,500 23,308,005
Commercial Banks — 1.5%
Wells Fargo & Co. 1,461,200 41,921,828
Communications Equipment — 3.8%
Cisco Systems, Inc. (b)	2,366,790	54,814,856
F5 Networks, Inc. (b)	464,100	32,640,153
QUALCOMM, Inc.	566,700	20,151,852
107,606,861
Computers & Peripherals — 11.6%
Apple, Inc. (b)	677,140	174,133,322
Hewlett-Packard Co.	1,689,700	77,743,097
NetApp, Inc. (b)	1,424,100	53,660,088
Seagate Technology Holdings (b)	1,522,960	23,392,666
328,929,173
Consumer Finance — 0.5%
American Express Co. 344,600 13,739,202
Diversified Financial Services — 2.2%
JPMorgan Chase & Co.	639,151	25,297,597
Moody's Corp. (a)	1,859,500	38,119,750
63,417,347
Energy Equipment & Services — 1.4%
Schlumberger Ltd. (a) 698,800 39,237,620
Food & Staples Retailing — 3.2%
Wal-Mart Stores, Inc.	1,142,500	57,764,800
Whole Foods Market, Inc. (a)(b)	787,200	31,826,496
89,591,296
Health Care Equipment & Supplies — 1.5%
Zimmer Holdings, Inc. (b) 743,400 41,578,362
Health Care Providers & Services — 3.0%
Express Scripts, Inc. (b)	611,600	61,526,960
Lincare Holdings, Inc. (b)	504,000	23,597,280
85,124,240
Health Care Technology — 1.3%
Cerner Corp. (a)(b) 446,700 37,393,257

Common Stocks Shares Value
Hotels, Restaurants & Leisure — 5.0%
Ctrip.com International Ltd. - ADR (b)	519,800 $	20,474,922
Darden Restaurants, Inc.	533,400	22,882,860
Las Vegas Sands Corp. (a)(b)	1,631,400	38,305,272
Starbucks Corp.	1,369,880	35,466,193
Starwood Hotels & Resorts
Worldwide, Inc.	549,690	25,423,163
142,552,410
Household Durables — 0.8%
Whirlpool Corp. 215,000 22,454,600
Household Products — 2.5%
The Procter & Gamble Co. 1,162,200 70,998,798
IT Services — 0.7%
MasterCard, Inc. , Class A 98,200 19,813,814
Internet & Catalog Retail — 3.5%
Amazon.com, Inc. (b)	591,500	74,209,590
NetFlix, Inc. (b)	226,100	25,131,015
99,340,605
Internet Software & Services — 4.1%
Baidu.com, Inc. - ADR (b)	528,700	38,706,127
Google, Inc., Class A (b)	162,400	78,793,232
117,499,359
Life Sciences Tools & Services — 3.1%
Covance, Inc. (a)(b)	916,900	48,375,644
Illumina, Inc. (b)	252,559	10,617,580
Life Technologies Corp. (b)	577,600	28,914,656
87,907,880
Machinery — 8.2%
Cummins, Inc.	652,800	44,377,344
Danaher Corp.	968,400	76,871,592
Joy Global, Inc.	1,047,200	53,407,200
PACCAR, Inc.	1,406,300	57,658,300
232,314,436
Media — 2.1%
CBS Corp., Class B	2,432,020	35,410,211
Comcast Corp., Class A	1,279,800	23,151,582
58,561,793
Metals & Mining — 1.7%
Agnico-Eagle Mines Ltd. (a)	199,200	11,669,136
Freeport-McMoRan Copper & Gold,
Inc., Class B	234,200	16,405,710
United States Steel Corp. (a)	455,300	21,494,713
49,569,559
Multiline Retail — 1.8%
Kohl's Corp. (b) 994,300 50,460,725
Oil, Gas & Consumable Fuels — 3.1%
EOG Resources, Inc.	575,200	60,303,968
Massey Energy Co.	810,900	26,857,008
87,160,976

Portfolio Abbreviation

ADR American Depositary Receipts

BLACKROCK FUNDAMENTAL GROWTH FUND, INC.

MAY 31, 2010

1

Schedule of Investments (continued)

BlackRock Fundamental Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks Shares Value
Personal Products — 1.2%
Avon Products, Inc. 1,236,300 $ 32,749,587
Pharmaceuticals — 3.1%
Abbott Laboratories	1,240,100	58,979,156
Teva Pharmaceutical Industries
Ltd. - ADR	525,200	28,791,464
87,770,620
Professional Services — 0.8%
Manpower, Inc. 511,900 23,398,949
Semiconductors & Semiconductor Equipment — 4.9%
Broadcom Corp., Class A (a)	927,740	32,025,585
Cree, Inc. (a)(b)	295,200	19,592,424
Intel Corp.	988,900	21,182,238
Lam Research Corp. (b)	780,700	29,557,302
Micron Technology, Inc. (b)	3,912,530	35,564,898
137,922,447
Software — 9.9%
Check Point Software Technologies
Ltd. (a)(b)	1,299,015	39,840,790
Microsoft Corp.	5,362,800	138,360,240
Oracle Corp.	1,194,700	26,964,379
Salesforce.com, Inc. (a)(b)	662,530	57,328,721
VMware, Inc. (b)	285,100	18,876,471
281,370,601
Specialty Retail — 2.2%
CarMax, Inc. (a)(b)	924,000	20,078,520
Home Depot, Inc.	1,216,300	41,183,918
61,262,438
Tobacco — 0.1%
Philip Morris International, Inc. 54,500 2,404,540
Wireless Telecommunication Services — 0.7%
NII Holdings, Inc. (b) 550,600 20,080,382
Total Long-Term Investments
(Cost – $2,476,687,067) – 99.7% 2,823,620,857
	Beneficial
	Interest
Short-Term Securities (000)
BlackRock Liquidity Series, LLC
Money Market Series,
0.28% (c)(d)(e) $ 299,001 299,001,235
Total Short-Term Securities
(Cost – $299,001,235) – 10.6%		299,001,235

Value
Total Investments
(Cost – $2,775,688,302*) – 110.3%	$ 3,122,622,092
Liabilities in Excess of Other Assets – (10.3)%	(291,572,968)
Net Assets – 100.0%	$ 2,831,049,124

* The cost and unrealized appreciation (depreciation) of investments as of
May 31, 2010, as computed for federal income tax purposes, were as follow:
Aggregate cost	$ 2,797,510,796
Gross unrealized appreciation	$ 448,266,439
Gross unrealized depreciation	(123,155,143)
Net unrealized appreciation	$ 325,111,296

(a) Security, or a portion of security, is on loan.
(b) Non-income producing security.

2 BLACKROCK FUNDAMENTAL GROWTH FUND, INC.

MAY 31, 2010

Schedule of Investments (concluded)

BlackRock Fundamental Growth Fund, Inc.

(c) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3)
of the Investment Company Act of 1940, as amended, were as follows:

	Shares/		Shares/
	Beneficial		Beneficial
	Interest Held		Interest Held
	at August 31,	Net	at May 31,
Affiliate	2009	Activity	2010	Income
BlackRock Liquidity Funds,
TempCash, Institutional Class	10,573,049 (10,573,049)		--	$ 20,976
BlackRock Liquidity Series, LLC
Money Market Series	$251,560,110 $47,441,125 $299,001,235			$ 396,865

(d) Represents the current yield as of report date.
(e) Security was purchased with the cash collateral from loaned securities.

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the
Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2010 in determining the fair valuation of the Fund's investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1]	$ 2,823,620,857	—	—	$ 2,823,620,857
Short-Term
Securities	---	$299,001,235	—	299,001,235
Total	$ 2,823,620,857	$299,001,235	---	$ 3,122,622,092
[1] See above Schedule of Investments for values in each industry.

BLACKROCK FUNDAMENTAL GROWTH FUND, INC.

MAY 31, 2010

3

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Capital Appreciation Fund, Inc.

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: July 23, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: July 23, 2010